Related Party Disclosures (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Development partnership generated revenue	€ 129	€ 1,423
Maruho [Member]
Statement Line Items [Line Items]
Receivables due from related parties	0	€ 124
Benchmark Company, LLC [Member]
Statement Line Items [Line Items]
Received underwriting discounts	257
Non-accountable expense allowance	€ 102